Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
ASSETS
Property, plant, equipment and intangible assets	$ 74,934	$ 72,258
Equity accounted investments	2,863	2,551	$ 2,245
Other non-current assets	8,655	9,102
Non-current receivables from subsidiaries	0	0
Total non-current assets	86,452	83,911	79,133
Current receivables from subsidiaries	0	0
Other current assets	18,501	21,430
Cash and cash equivalents	7,556	4,390	5,090	[1]	$ 8,613	[1]
Total current assets	26,056	25,820
Assets classified as held for sale	0	1,369
Total assets	112,508	111,100
EQUITY AND LIABILITIES
Total equity	42,990	39,885	35,099		40,307
Non-current liabilities to subsidiaries	0	0
Other non-current liabilities	52,914	52,197
Total non-current liabilities	52,914	52,198
Other current liabilities	16,605	19,017
Current liabilities to subsidiaries	0	0
Total current liabilities	16,605	19,017
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	69,519	71,214
Total equity and liabilities	112,508	111,100
Equinor ASA [member]
ASSETS
Property, plant, equipment and intangible assets	502	541
Equity accounted investments	46,828	42,625
Other non-current assets	2,741	3,851
Non-current receivables from subsidiaries	25,524	25,896
Total non-current assets	75,595	72,914
Current receivables from subsidiaries	2,379	2,448
Other current assets	13,082	16,165
Cash and cash equivalents	6,287	3,759	4,274		7,471
Total current assets	21,747	22,372
Assets classified as held for sale	0	0
Total assets	97,342	95,286
EQUITY AND LIABILITIES
Total equity	42,970	39,861
Non-current liabilities to subsidiaries	20	19
Other non-current liabilities	28,416	29,070
Total non-current liabilities	28,436	29,090
Other current liabilities	6,955	9,242
Current liabilities to subsidiaries	18,981	17,094
Total current liabilities	25,936	26,335
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	54,372	55,425
Total equity and liabilities	97,342	95,286
Equinor Energy AS [member]
ASSETS
Property, plant, equipment and intangible assets	33,309	32,956
Equity accounted investments	23,668	21,593
Other non-current assets	381	346
Non-current receivables from subsidiaries	0	0
Total non-current assets	57,358	54,895
Current receivables from subsidiaries	6,529	2,615
Other current assets	927	923
Cash and cash equivalents	27	27	46		87
Total current assets	7,483	3,566
Assets classified as held for sale	0	0
Total assets	64,841	58,460
EQUITY AND LIABILITIES
Total equity	26,706	20,813
Non-current liabilities to subsidiaries	13,847	14,682
Other non-current liabilities	17,033	16,145
Total non-current liabilities	30,880	30,827
Other current liabilities	6,511	5,879
Current liabilities to subsidiaries	744	941
Total current liabilities	7,256	6,821
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	38,135	37,648
Total equity and liabilities	64,841	58,460
Non-guarantor subsidiaries [Member]
ASSETS
Property, plant, equipment and intangible assets	41,140	38,786
Equity accounted investments	1,697	1,311
Other non-current assets	5,572	4,989
Non-current receivables from subsidiaries	22	22
Total non-current assets	48,432	45,107
Current receivables from subsidiaries	13,215	14,215
Other current assets	4,780	5,582
Cash and cash equivalents	1,242	603	770		1,056
Total current assets	19,237	20,400
Assets classified as held for sale	0	1,369
Total assets	67,668	66,876
EQUITY AND LIABILITIES
Total equity	42,838	42,634
Non-current liabilities to subsidiaries	11,679	11,263
Other non-current liabilities	7,536	7,104
Total non-current liabilities	19,216	18,367
Other current liabilities	3,216	4,632
Current liabilities to subsidiaries	2,398	1,243
Total current liabilities	5,614	5,874
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	24,830	24,242
Total equity and liabilities	67,668	66,876
Consodolidation Adjustments [Member]
ASSETS
Property, plant, equipment and intangible assets	(17)	(25)
Equity accounted investments	(69,330)	(62,978)
Other non-current assets	(39)	(84)
Non-current receivables from subsidiaries	(25,547)	(25,918)
Total non-current assets	(94,933)	(89,005)
Current receivables from subsidiaries	(22,123)	(19,278)
Other current assets	(288)	(1,240)
Cash and cash equivalents	0	0	$ 0		$ 0
Total current assets	(22,411)	(20,517)
Assets classified as held for sale	0	0
Total assets	(117,343)	(109,523)
EQUITY AND LIABILITIES
Total equity	(69,524)	(63,422)
Non-current liabilities to subsidiaries	(25,547)	(25,964)
Other non-current liabilities	(71)	(122)
Total non-current liabilities	(25,618)	(26,086)
Other current liabilities	(78)	(736)
Current liabilities to subsidiaries	(22,123)	(19,278)
Total current liabilities	(22,201)	(20,014)
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	(47,819)	(46,100)
Total equity and liabilities	$ (117,343)	$ (109,523)

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.